UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24007

JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
CQS Asset Backed Securities Fund
Closed-end alternative
April 30, 2026

John Hancock
CQS Asset Backed Securities Fund

2	Your fund at a glance
3	Portfolio summary
4	Consolidated Fund’s investments
11	Consolidated financial statements
16	Consolidated financial highlights
19	Notes to consolidated financial statements
32	Additional information
33	Evaluation of advisory and subadvisory agreements by the Board of Trustees
39	More information
1	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a return comprised of both current income and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2026 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2026 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2026 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-26 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 4/30/2026 (% of total investments)
United States	57.4
Ireland	36.9
Spain	3.1
United Kingdom	2.6
TOTAL	100.0
3	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

Consolidated Fund’s investments
AS OF 4-30-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Collateralized mortgage obligations 40.1%					$45,702,763
(Cost $45,562,583)
Commercial and residential 5.4%					6,207,446
Castell PLC
Series 2025-1, Class E (SONIA + 3.500%) (A)	7.231	01-27-62	GBP	433,997	599,479
Series 2025-1, Class F (SONIA + 4.620%) (A)	8.351	01-27-62	GBP	677,995	934,890
Series 2025-1, Class G (SONIA + 6.320%) (A)	10.051	01-27-62	GBP	645,995	905,353
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class E (B)(C)(D)	3.208	07-10-47		1,500,000	1,101,810
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR11, Class E (B)(D)	4.370	08-10-50		1,000,000	920,710
Series 2014-CR19, Class E (B)(D)	4.102	08-10-47		1,347,976	1,320,194
JPMDB Commercial Mortgage Securities Trust
Series 2015-WPG, Class C (B)(C)(D)	3.633	06-05-35		500,000	425,010
U.S. Government Agency 34.7%					39,495,317
FARM Mortgage Trust
Series 2025-1, Class B (B)(D)	5.633	08-01-55		3,231,256	2,858,636
Series 2025-2, Class B (B)(D)	5.700	09-25-55		3,245,443	2,877,839
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B2 (30 day Average SOFR + 5.650%) (A)(B)(C)	9.295	12-25-50		2,750,000	3,153,197
Series 2020-HQA3, Class B2 (30 day Average SOFR + 10.114%) (A)(B)(C)	13.760	07-25-50		1,220,000	1,595,272
Series 2020-HQA4, Class B2 (30 day Average SOFR + 9.514%) (A)(B)(C)	13.160	09-25-50		2,500,000	3,235,001
Series 2020-HQA5, Class B2 (30 day Average SOFR + 7.400%) (A)(B)(C)	11.045	11-25-50		2,743,000	3,335,139
Series 2021-DNA1, Class B2 (30 day Average SOFR + 4.750%) (A)(B)(C)	8.395	01-25-51		3,000,000	3,335,065
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(B)(C)	9.645	08-25-33		2,750,000	3,391,108
Series 2021-DNA3, Class B2 (30 day Average SOFR + 6.250%) (A)(B)(C)	9.895	10-25-33		2,400,000	3,003,744
Series 2021-HQA1, Class B2 (30 day Average SOFR + 5.000%) (A)(B)(C)	8.645	08-25-33		3,000,000	3,513,323
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	4

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
Series 2021-HQA4, Class B2 (30 day Average SOFR + 7.000%) (A)(B)(C)	10.645	12-25-41		3,000,000	$3,096,719
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)(C)	10.510	02-25-40		3,000,000	3,115,594

Series 2023-R06, Class 1B2 (30 day Average SOFR + 5.900%) (A)(B)(C)	9.545	07-25-43		2,762,800	2,984,680
Asset-backed securities 71.3%					$81,248,595
(Cost $84,513,180)
Asset-backed securities 27.1%					30,891,259
APL Finance DAC
Series 2025-1A, Class D (B)	8.150	03-20-36		2,500,000	2,459,622
BBVA Consumo FTA
Series 2025-1, Class D (3 month EURIBOR + 3.150%) (A)	5.174	08-21-38	EUR	1,481,462	1,760,912
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class D	5.270	05-15-31		3,000,000	3,015,633
Series 2025-4, Class D	5.410	08-15-31		228,000	229,900
CPS Auto Receivables Trust
Series 2025-C, Class D (B)	5.280	10-15-31		3,000,000	3,008,300
Series 2025-D, Class D (B)	5.450	02-17-32		453,000	456,260
Dowson PLC
Series 2026-1, Class E (SONIA + 2.500%) (A)	6.230	05-20-33	GBP	206,000	280,302
Series 2026-1, Class F (SONIA + 4.700%) (A)	8.430	05-20-33	GBP	150,000	204,129
Series 2026-1, Class X1 (SONIA + 3.750%) (A)	7.480	05-20-33	GBP	702,000	955,347
Exeter Automobile Receivables Trust
Series 2025-2A, Class D	5.890	07-15-31		3,000,000	3,045,952
Series 2025-3A, Class D	5.570	10-15-31		3,820,000	3,854,145
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D	5.340	01-15-32		98,000	98,178
FIGRE Trust
Series 2025-HE1, Class G PO (B)	2.976	01-25-55		810,799	87,993
Series 2025-HE1, Class XS IO (B)	4.379	01-25-55		24,291,446	2,449,224
Series 2025-HE3, Class F (B)(D)	9.081	05-25-55		612,000	645,271
Series 2025-HE8, Class F (B)(D)	8.328	11-25-55		1,500,000	1,523,818
Series 2026-HE1, Class F (B)(D)	7.896	01-25-56		171,500	170,075
Fortuna Consumer Loan DAC
Series 2025-1, Class E (1 month EURIBOR + 3.150%) (A)	5.154	04-18-35	EUR	1,300,000	1,531,954
GGAM Master Trust International, Ltd.
Series 2025-1A, Class Y (B)	9.702	09-30-60		1,366,244	1,378,732
5	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Asset-backed securities (continued)
MAPS Trust
Series 2026-1A, Class B (B)	6.129	01-15-51		270,000	$267,983
Phantom Aviation
Series 2026-1A, Class B (B)	6.027	01-15-51		516,186	510,466
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class E (3 month EURIBOR + 4.500%) (A)(C)	6.529	01-21-40	EUR	2,500,000	2,957,063
Collateralized loan obligations 44.2%					50,357,336
Anchorage Capital Europe CLO DAC
Series 3X, Class FR (3 month EURIBOR + 8.490%) (A)(C)	10.694	10-15-38	EUR	2,300,000	2,673,550
Series 8A, Class FR (3 month EURIBOR + 8.250%) (A)(B)(C)	10.415	10-25-38	EUR	1,000,000	1,106,038
Anchorage Capital Europe CLO I DAC
Series 1X, Class SUB (E)	—	04-15-39	EUR	2,500,000	1,226,875
Aqueduct European CLO XII DAC
Series 2025-12X, Class SUB (E)	—	07-25-38	EUR	1,000,000	798,082
Aqueduct European CLO XIII DAC
Series 2025-13X, Class SUB (E)	—	01-25-35	EUR	2,800,000	1,165,188
Series 2025-13X, Class Z2 (E)	—	01-25-35	EUR	239,843	85,353
Arbour CLO VI DAC
Series 6X, Class FR (3 month EURIBOR + 8.450%) (A)	10.434	11-15-37	EUR	2,000,000	2,216,989
Aurium CLO IX DAC
Series 9X, Class F (3 month EURIBOR + 9.360%) (A)(C)	11.523	10-28-34	EUR	2,000,000	2,199,753
Barings Euro CLO DAC
Series 2015-1A, Class ERR (3 month EURIBOR + 6.860%) (A)(B)(C)	9.025	07-25-35	EUR	1,500,000	1,678,442
Series 2020-1X, Class FRR (3 month EURIBOR + 8.140%) (A)	10.344	10-21-38	EUR	1,174,310	1,218,871
Carlyle Euro CLO DAC
Series 2015-2X, Class ER (3 month EURIBOR + 9.010%) (A)(C)	11.009	11-10-35	EUR	3,560,000	3,307,295
Series 2020-2X, Class D (3 month EURIBOR + 6.060%) (A)(C)	8.264	01-15-34	EUR	1,000,000	1,138,710
Series 2025-2X, Class D (3 month EURIBOR + 5.900%) (A)	8.104	07-15-38	EUR	3,000,000	3,528,854
Contego CLO XI DAC
Series 11X, Class FR (3 month EURIBOR + 8.410%) (A)(C)	10.416	11-20-38	EUR	1,000,000	1,068,565
CVC Cordatus Loan Fund XXVI DAC
Series 26X, Class FR (3 month EURIBOR + 8.340%) (A)(C)	10.544	01-15-38	EUR	3,250,000	3,626,828
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	6

	Rate (%)	Maturity date		Par value^	Value
Collateralized loan obligations (continued)
Dryden Euro CLO DAC
Series 2017-56X, Class SUB (E)	—	04-15-38	EUR	1,623,000	$1,113,133
Series 2020-79X, Class ER (3 month EURIBOR + 6.470%) (A)(C)	8.708	01-18-35	EUR	1,500,000	1,663,310
Series 2022-111X, Class SUB (E)	—	07-21-38	EUR	1,000,000	679,367
Hayfin Funding DAC
Series 13X, Class F (3 month EURIBOR + 8.340%) (A)	10.544	01-15-37	EUR	600,000	691,393
Henley CLO III DAC
Series 3X, Class SUB (E)	—	12-25-35	EUR	2,500,000	1,473,811
Invesco Euro CLO IV DAC
Series 4X, Class F (3 month EURIBOR + 7.430%) (A)(C)	9.634	04-15-33	EUR	1,600,000	1,109,533
OCP Euro CLO DAC
Series 2023-8A, Class SUB (B)(E)	—	01-20-40	EUR	1,000,000	683,152
Series 2023-8X, Class SUB (E)	—	01-20-40	EUR	1,738,640	1,187,756
Penta CLO DAC
Series 2017-3A, Class FRR (3 month EURIBOR + 7.740%) (A)(B)(C)	9.980	10-17-38	EUR	2,000,000	2,253,649
Providus CLO III DAC
Series 3X, Class FR (3 month EURIBOR + 8.700%) (A)	10.938	07-18-34	EUR	1,100,000	1,247,834
Rockford Tower Europe DAC
Series 2024-1X, Class SUB (E)	—	07-15-38	EUR	1,020,000	806,338
RRE 23 Loan Management DAC
Series 23A, Class SUB (B)(E)	—	04-15-25	EUR	2,800,000	2,713,257
St. Paul’s CLO II DAC
Series 2X, Class FR4 (3 month EURIBOR + 8.880%) (A)(C)	11.045	10-25-35	EUR	3,200,000	2,416,960
St. Paul’s CLO IV DAC
Series 4X, Class DRRR (3 month EURIBOR + 4.970%) (A)	7.135	04-25-30	EUR	650,000	713,788
St. Paul’s CLO VIII DAC
Series 8X, Class F (3 month EURIBOR + 5.900%) (A)(C)	8.140	07-17-30	EUR	3,000,000	2,749,234
St. Paul’s CLO X DAC

Series 10X, Class ER (3 month EURIBOR + 6.360%) (A)(C)	8.554	04-22-35	EUR	1,725,000	1,815,428
Profit participating notes 3.1%					$3,532,686
(Cost $3,480,763)
Financials 3.1%					3,532,686
Trafalgar Finance DAC (3 month EURIBOR + 7.950%) (A)(F)	10.149	04-30-47	EUR	3,010,000	3,532,686
7	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Credit-linked notes 1.0%				$1,079,088
(Cost $1,091,303)
Consumer loans 1.0%				1,079,088
Huntington Bank Auto Credit-Linked Note
Series 2025-1, Class D (30 day Average SOFR + 3.500%) (A)(B)	7.140	03-21-33	1,091,303	1,079,088

	Contracts/Notional amount	Value
Purchased options 0.0%		$17,855
(Cost $261,341)
Puts 0.0%		17,855
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-15-26; Strike Price: $5,900.00; Notional Amount: 3,000) (G)	30	2,700
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-18-26; Strike Price: $5,500.00; Notional Amount: 1,300) (G)	13	7,605
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-18-26; Strike Price: $5,700.00; Notional Amount: 1,000) (G)	10	7,550

	Yield (%)	Shares	Value
Short-term investments 16.3%			$18,613,186
(Cost $18,613,186)
Short-term funds 16.3%			18,613,186
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5859(H)	18,613,186	18,613,186

Total investments (Cost $153,522,356) 131.8%	$150,194,173
Other assets and liabilities, net (31.8%)	(36,206,642)
Total net assets 100.0%	$113,987,531

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	8

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $65,734,411 or 57.7% of the fund’s net assets as of 4-30-26.
(C)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 4-30-26.
9	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	40,530,641	EUR	35,000,000	SSB	5/11/2026	—	$(558,618)
USD	2,652,905	GBP	2,000,000	SSB	5/11/2026	—	(68,577)
USD	1,423,126	GBP	1,050,000	SSB	5/29/2026	—	(5,626)
						—	$(632,821)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $155,766,324. Net unrealized depreciation aggregated to $6,204,972, of which $1,843,562 related to gross unrealized appreciation and $8,048,534 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	10

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $153,522,356)	$150,194,173
Foreign currency, at value (Cost $3,738,219)	3,750,520
Collateral segregated at custodian for OTC derivative contracts	535,267
Dividends and interest receivable	1,012,620
Collateral on reverse repurchase agreements	3,224,252
Receivable for investments sold	688,932
Other assets	78,267
Total assets	159,484,031
Liabilities
Payable for open reverse repurchase agreements, at value (cost $44,465,399)	44,599,350
Unrealized depreciation on forward foreign currency contracts	632,821
Payable for investments purchased	57,080
Payable to affiliates
Investment management fees	103,716
Accounting and legal services fees	6,094
Trustees’ fees	439
Other liabilities and accrued expenses	97,000
Total liabilities	45,496,500
Net assets	$113,987,531
Net assets consist of
Paid-in capital	$120,996,437
Total distributable earnings (loss)	(7,008,906)
Net assets	$113,987,531

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($101,333 ÷ 5,446 shares)	$18.61
Class I ($82,636,446 ÷ 4,436,384 shares)	$18.63
Class U ($31,249,752 ÷ 1,682,077 shares)	$18.58
11	JOHN HANCOCK CQS Asset Backed Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Interest	$6,517,472
Dividends	308,656
Total investment income	6,826,128
Expenses
Investment management fees	1,190,002
Distribution and service fees	94,281
Interest expense	1,033,158
Accounting and legal services fees	10,184
Transfer agent fees	69,101
Trustees’ fees	29,502
Custodian fees	23,808
State registration fees	28,282
Printing and postage	13,153
Professional fees	260,551
Offering and organization costs	116,764
Other	15,053
Total expenses	2,883,839
Less expense reductions	(163,132)
Net expenses	2,720,707
Net investment income	4,105,421
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,055,965
Forward foreign currency contracts	(161,817)
Swap contracts	(85,704)
808,444
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,205,352)
Forward foreign currency contracts	(1,162,183)
(6,367,535)
Net realized and unrealized loss	(5,559,091)
Decrease in net assets from operations	$(1,453,670)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	12

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Period ended 10-31-25[1]
Increase (decrease) in net assets
From operations
Net investment income	$4,105,421	$6,182,510
Net realized gain (loss)	808,444	(5,950,910)
Change in net unrealized appreciation (depreciation)	(6,367,535)	2,489,740
Increase (decrease) in net assets resulting from operations	(1,453,670)	2,721,340
Distributions to shareholders
From earnings
Class A	(5,088)	(3,474)
Class I	(4,217,824)	(2,790,553)
Class U	(1,262,758)	(265,878)
Total distributions	(5,485,670)	(3,059,905)
From fund share transactions	21,446,796	99,718,640
Total increase	14,507,456	99,380,075
Net assets
Beginning of period	99,480,075	100,000
End of period	$113,987,531	$99,480,075

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
13	JOHN HANCOCK CQS Asset Backed Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended 4-30-26 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(1,453,670)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(25,206,989)
Long-term investments sold	20,307,145
Net purchases and sales of short-term investments	(11,756,387)
Net amortization (accretion) of premium (discount)	471,924
(Increase) Decrease in assets:
Unrealized appreciation on forward foreign currency contracts	529,362
Cash segregated at custodian for OTC derivative contracts	(535,267)
Dividends and interest receivable	334,029
Collateral on open reverse repurchase agreements	(2,304,252)
Other assets	59,745
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	632,821
Payable to affiliates	96,875
Other liabilities and accrued expenses	(61,016)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	5,169,685
Net realized (gain) loss on:
Unaffiliated investments	(619,302)
Net cash used in operating activities	$(14,335,297)
Cash flows provided by (used in) financing activities
Decrease in due to custodian	(860,000)
Borrowings from reverse repurchase agreements	99,555,935
Repayments of reverse repurchase agreements	(100,409,452)
Fund shares sold	16,121,539
Net cash flows provided by financing activities	$14,408,022
Net increase in cash	$72,725
Cash at beginning of period (including foreign currency)	$3,677,795
Cash at end of period (including foreign currency)	$3,750,520
Supplemental disclosure of cash flow information:
Cash paid for interest	$(1,027,328)
Noncash financing activities not included herein consists of reinvestment of distributions	$5,325,257
Cash impact from foreign exchange fluctuations:
Net change in appreciation (depreciation) in foreign currency	$(2,657)
Foreign currency net change in appreciation (depreciation) on reverse repurchase agreements	$72,365
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	14

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended 4-30-26 (unaudited)  (continued)

Foreign currency realized gain (loss) on reverse repurchase agreements	$(580,096)
15	JOHN HANCOCK CQS Asset Backed Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-26[1]	10-31-25[2]
Per share operating performance
Net asset value, beginning of period	$19.84	$20.00
Net investment income[3]	0.72	1.42
Net realized and unrealized gain (loss) on investments	(0.98)	(0.89)
Total from investment operations	(0.26)	0.53
Less distributions
From net investment income	(0.97)	(0.69)
Net asset value, end of period[4]	$18.61	$19.84
Total return (%)[5,6]	(1.27)[7]	2.64[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.45[9]	5.49[10]
Expenses including reductions[11]	5.15[9]	4.46[10]
Net investment income	7.58[9]	9.40[9]
Portfolio turnover (%)	15	13
Total debt outstanding end of period (in millions)	$45	$45
Asset coverage per $1,000 of debt[12]	$3,556	$3,189

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 1-21-25 (commencement of operations) to 10-31-25.
[3]	Based on average daily shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding interest expense were 3.22% (annualized) and 3.04% (annualized) for the periods ended April 30, 2026 and October 31, 2025.
[12]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	16

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-26[1]	10-31-25[2]
Per share operating performance
Net asset value, beginning of period	$19.85	$20.00
Net investment income[3]	0.75	1.47
Net realized and unrealized gain (loss) on investments	(0.97)	(0.91)
Total from investment operations	(0.22)	0.56
Less distributions
From net investment income	(1.00)	(0.71)
Net asset value, end of period[4]	$18.63	$19.85
Total return (%)[5]	(1.14)[6]	2.85[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$83
Ratios (as a percentage of average net assets):
Expenses before reductions	5.20[7]	5.24[8]
Expenses including reductions[9]	4.90[7]	4.21[8]
Net investment income	7.83[7]	9.65[7]
Portfolio turnover (%)	15	13
Total debt outstanding end of period (in millions)	$45	$45
Asset coverage per $1,000 of debt[10]	$3,556	$3,189

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 1-21-25 (commencement of operations) to 10-31-25.
[3]	Based on average daily shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Expenses including reductions excluding interest expense were 2.97% (annualized) and 2.79% (annualized) for the periods ended April 30, 2026 and October 31, 2025.
[10]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
17	JOHN HANCOCK CQS Asset Backed Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS U SHARES Period ended	4-30-26[1]	10-31-25[2]
Per share operating performance
Net asset value, beginning of period	$19.80	$20.00
Net investment income[3]	0.67	1.51
Net realized and unrealized gain (loss) on investments	(0.97)	(1.06)
Total from investment operations	(0.30)	0.45
Less distributions
From net investment income	(0.92)	(0.65)
Net asset value, end of period[4]	$18.58	$19.80
Total return (%)[5]	(1.53)[6]	2.29[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	5.95[7]	5.99[8]
Expenses including reductions[9]	5.65[7]	4.96[8]
Net investment income	7.08[7]	8.89[7]
Portfolio turnover (%)	15	13
Total debt outstanding end of period (in millions)	$45	$45
Asset coverage per $1,000 of debt[10]	$3,556	$3,189

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 1-21-25 (commencement of operations) to 10-31-25.
[3]	Based on average daily shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Expenses including reductions excluding interest expense were 3.72% (annualized) and 3.54% (annualized) for the periods ended April 30, 2026 and October 31, 2025.
[10]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	18

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock CQS Asset Backed Securities Fund (the fund) is a continuously offered, closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to generate a return comprised of both current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares may be purchased through brokers, dealers, investment advisers, banks and other intermediaries that have entered into selling agreements with John Hancock Investment Management Distributors LLC or as otherwise set forth in the fund’s prospectus. The fund’s shares are not listed on any securities exchange and it is not anticipated that a secondary market for fund’s shares will develop. The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to shareholders, the fund will make regular offers to repurchase between 5% and 25% of its outstanding Class A, Class I and Class U shares at the current net asset value per share, on a quarterly basis, pursuant to Rule 23c-3 under the 1940 Act.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Asset Backed Securities Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on November 12, 2024, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by CQS (US), LLC (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). As of April 30, 2026, the net assets of the subsidiary were $1,903,019 representing 1.67% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
19	JOHN HANCOCK CQS Asset Backed Securities Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Collateralized mortgage obligations	$45,702,763	—	$45,702,763	—
Asset-backed securities	81,248,595	—	81,248,595	—
Profit participating notes	3,532,686	—	—	$3,532,686
Credit-linked notes	1,079,088	—	1,079,088	—
Purchased options	17,855	$17,855	—	—
Short-term investments	18,613,186	18,613,186	—	—
Total investments in securities	$150,194,173	$18,631,041	$128,030,446	$3,532,686
Liabilities
Reverse repurchase agreements	$(44,599,350)	—	$(44,599,350)	—
Derivatives:
Liabilities
Forward foreign currency contracts	(632,821)	—	(632,821)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
| JOHN HANCOCK CQS Asset Backed Securities Fund	20

Profit participating notes
Balance as of 10-31-25	—
Purchases	—
Sales	—
Realized gain (loss)	—
Transfers into Level 3	$3,469,477
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	63,209
Balance as of 4-30-26	$3,532,686
Change in unrealized appreciation (depreciation) at period end[1]	$63,209

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 4-30-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Profit participating notes	$3,532,686	Transaction Indicative of value	Prior/recent transactions	EUR100.00	EUR100.00

Total	$3,532,686
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of April 30, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Prior/recent transactions	Increase	Decrease
Reverse repurchase agreements. The fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, cash collateral received from the counterparty to cover appreciation on the underlying security, if any, is shown on the Consolidated statement of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligation to repay cash received by a fund, if any, is shown on the Consolidated statement of assets and liabilities as Payable for open reverse repurchase agreements.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at April 30, 2026:
21	JOHN HANCOCK CQS Asset Backed Securities Fund |

Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Barclays Bank PLC	5.043%	2-12-26	5-12-26	$(3,706,166)	$(3,746,663)
Barclays Bank PLC	5.070%	4-9-26	7-9-26	(4,116,625)	(4,129,380)
Barclays Bank PLC	5.113%	4-23-26	7-23-26	(1,869,460)	(1,871,584)
Barclays Bank PLC	5.127%	4-8-26	7-8-26	(5,016,625)	(5,033,057)
Royal Bank of Canada	2.830%	2-4-26	5-4-26	EUR (1,080,029)	(1,276,108)
Royal Bank of Canada	2.930%	2-4-26	5-4-26	(1,907,615)	(2,254,474)
Royal Bank of Canada	2.930%	2-9-26	5-11-26	(2,894,507)	(3,419,420)
Royal Bank of Canada	2.980%	4-8-26	7-8-26	(724,797)	(852,275)
Royal Bank of Canada	3.030%	2-25-26	5-26-26	(1,899,652)	(2,241,621)
Royal Bank of Canada	5.210%	2-10-26	5-11-26	$(1,022,055)	(1,033,888)
Societe Generale SA	3.204%	4-21-26	7-21-26	EUR (989,921)	(1,162,852)
UBS AG	2.984%	2-12-26	5-12-26	(1,090,591)	(1,288,199)
UBS AG	3.084%	2-12-26	5-12-26	(735,828)	(869,343)
UBS AG	3.103%	4-28-26	7-28-26	(1,075,757)	(1,262,888)
UBS AG	3.134%	2-12-26	5-12-26	(1,615,067)	(1,908,321)
UBS AG	3.203%	4-28-26	7-28-26	(5,163,293)	(6,061,510)
UBS AG	5.040%	2-10-26	5-11-26	$(2,069,737)	(2,092,918)
UBS AG	5.067%	4-21-26	7-21-26	(1,972,517)	(1,975,293)
UBS AG	5.078%	4-8-26	7-8-26	(2,112,702)	(2,119,556)
					$(44,599,350)
Collateral with a market value of $24,366,901, $15,479,261, $1,126,825 and $26,077,035, have been pledged to Barclays Bank PLC, Royal Bank of Canada, Societe Generale SA and UBS AG, respectively, in connection with open reverse repurchase agreements. Cash collateral of $1,970,000 and $1,254,252 has also been pledged to Royal Bank of Canada and UBS AG, respectively. The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements amounted to $52,050,652 and 4.02%, respectively.
Profit participating notes.The Fund may invest in profit participating notes (“PPNs”), which are typically privately offered and sold. PPNs are intended to provide exposure to the economic performance of the issuing entity by linking returns to its profitability. Investments in PPNs generally represent the right to receive payments based on a percentage of the issuer’s profits and repayment of principal at maturity, subject to the terms of the note. In addition to the risks associated with the issuer’s underlying business operations, an investment in a PPN is subject to liquidity risk, market risk, credit risk, and the risk that the issuer will be unwilling or unable to meet its obligations under the note. Because payments are contingent on profitability, returns may be highly variable and could be significantly lower than those of traditional fixed-income instruments.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an
| JOHN HANCOCK CQS Asset Backed Securities Fund	22

interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Residual interests. The fund may make substantial investments in unsecured equity tranches and equivalent junior subordinate securities of structured finance vehicles. Such residuals will represent subordinated interests in the relevant structured finance vehicle only and are not secured by any assets of such structured finance vehicle. Residuals will be subordinated to all other securities of the structured finance vehicle and all other amounts due under the priority of payments set forth in the operative documents of such structured finance vehicle. As such, the greatest risk of loss relating to defaults in the collateral or asset portfolio of the structured finance vehicle is borne by the residuals. The fund, therefore, as holder of the residuals, will rank behind all of the creditors, whether secured or unsecured and known or unknown, of the structured finance vehicle.
Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Interest income from investments in residual interest securities is recognized based on the estimated effective yield utilizing expected cash flows. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
23	JOHN HANCOCK CQS Asset Backed Securities Fund |

Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred offering costs of $519,741 upon commencement of operations. Offering costs are amortized over the fund’s first year of operations. $116,764 of offering costs were expensed during the six months ended April 30, 2026.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $1,486,722 and a long-term capital loss carryforward of $391,492 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally makes cash distributions quarterly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK CQS Asset Backed Securities Fund	24

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions and securities investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
25	JOHN HANCOCK CQS Asset Backed Securities Fund |

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $44.6 million to $73.9 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss).
During the six months ended April 30, 2026, the fund used purchased options contracts to gain exposure to certain securities markets. The fund held purchased options contracts with market values ranging up to $18,000, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Consolidated statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The
| JOHN HANCOCK CQS Asset Backed Securities Fund	26

counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended April 30, 2026, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $5.8 million, as measured during the period. There were no open CDS contracts where the fund acted as buyer as of April 30, 2026.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2026 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	$(632,821)
Equity	Unaffiliated investments, at value[1]	Purchased options	$17,855	—
			$17,855	$(632,821)

[1]	Purchased options are included in Consolidated Fund’s investments.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Forward foreign currency contracts	Swap contracts	Total
Currency	—	$(161,817)	—	$(161,817)
Credit	—	—	$(85,704)	(85,704)
Equity	$(285,810)	—	—	(285,810)
Total	$(285,810)	$(161,817)	$(85,704)	$(533,331)

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
27	JOHN HANCOCK CQS Asset Backed Securities Fund |

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Forward foreign currency contracts	Total
Currency	—	$(1,162,183)	$(1,162,183)
Equity	$(243,486)	—	(243,486)
Total	$(243,486)	$(1,162,183)	$(1,405,669)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock  Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, accrued daily and paid monthly, at an annual rate of as follows: 1.50% of all the fund’s average daily managed assets. Managed assets is defined as the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to be indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness. The Advisor has a subadvisory agreement with CQS (US), LLC, an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. With respect to participating portfolios that pay advisory fees based on managed assets, “aggregate net assets” includes managed assets of the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily managed assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.50% of average daily managed assets of the fund. “Other expenses” means all the expenses of the fund, excluding: advisory and incentive fees, interest expenses and other borrowing related costs,
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fees and expenses, 12b-1 fees; any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends; acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2027, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$157
Class I	126,906
Class	Expense reduction
Class U	$36,069
Total	$163,132

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 1.29% of the fund’s average daily managed assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.01% of the fund’s average daily managed assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class U	0.75%
Sales charges. Class A shares may be subject to a sales charge of up to 2.50%. Such sales load will not form part of an investor’s investment in the fund. Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the six months ended April 30, 2026, no sales charges were assessed.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees
Class A	$127
Class U	94,154
Total	$94,281
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
29	JOHN HANCOCK CQS Asset Backed Securities Fund |

Co-investment. Pursuant to an Exemptive Order issued by the SEC on September 26, 2022, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended April 30, 2026, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
The fund currently accepts purchases of shares on a daily basis. Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Period ended 10-31-25[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	5,000	$100,000
Issued pursuant to Dividend Reinvestment Plan	270	$5,088	176	3,474
Net increase	270	$5,088	5,176	$103,474
Class I shares
Sold	53,454	$1,025,040	4,023,290	$80,370,448
Issued pursuant to Dividend Reinvestment Plan	219,494	4,146,963	140,146	2,765,135
Net increase	272,948	$5,172,003	4,163,436	$83,135,583
Class U shares
Sold	775,414	$15,096,499	831,892	$16,234,500
Issued pursuant to Dividend Reinvestment Plan	62,361	1,173,206	12,410	245,083
Net increase	837,775	$16,269,705	844,302	$16,479,583
Total net increase	1,110,993	$21,446,796	5,012,914	$99,718,640

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
Affiliates of the fund owned 100% and 92% of shares of Class A and Class I, respectively, on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to the shareholders of the fund (“shareholders”), the fund has adopted a fundamental policy pursuant to Rule 23c-3 under the 1940 Act, to make regular offers to repurchase between 5% and 25% of its outstanding Class I, Class A and Class U Shares at the current net asset value (“NAV”) per share. Quarterly repurchase offers will occur in the months of March, June, September and December. Notices of each quarterly repurchase offer are sent to shareholders of the fund of record at least 21 days before the repurchase request deadline (the repurchase request deadline is the latest date
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on which shareholders wishing to tender shares for repurchase in response to a repurchase offer can tender their shares). The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the fund’s Board of Trustees set for each repurchase offer a maximum percentage of shares that may be repurchased by the fund. In the event a repurchase offer by the fund is oversubscribed, the fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding Shares of the fund. The fund conducted quarterly repurchase offers during the six months ended April 30, 2026. The fund offered to repurchase shares up to of 10% of the aggregate of its issued and outstanding shares at a price equal to the net asset value as of the valuation date for the repurchase offer on December 1, 2025 and March 2, 2026. No shares were tendered for repurchase.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $21,685,328 and $20,924,569, respectively, for the six months ended April 30, 2026.
Note 8—Country concentration risk
The fund may invest a large percentage of its assets in a single country or region. The fund’s performance could be disproportionately affected by factors particular to that country or region. These factors may include economic or political changes, acts of terrorism, natural disasters, reliance on trading partners or natural resources, detrimental budget deficits and other financial difficulties. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher rates of inflation, interest, and unemployment, and greater social, economic, and political uncertainties, than more developed countries.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
31	JOHN HANCOCK CQS Asset Backed Securities Fund |

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered, non diversified, closed-end management investment company, common shares of which were initially offered to the public on January 21, 2025.
Dividends and distributions
During the six months ended April 30, 2026, distributions from net investment income totaling $0.9713, $0.9953 and $0.9199 per share were paid to shareholders for Class A, Class I and Class U, respectively. The dates of payments and the amounts per share were as follows:
Payment Date	Class A	Class I	Class U
March 31, 2025	$0.3755	$0.3869	$0.3516
December 31, 2025	0.5958	0.6084	0.5683
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
John Hancock Alts
P.O.Box 219285
Kansas City, MO 64121-9285
Registered or Overnight Mail:
John Hancock Alts
801 Pennsylvania Ave
Suite 219285
Kansas City, MO 64105-1307
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	32

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock CQS Asset Backed Securities Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with CQS (US), LLC (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on February 24, 2026, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor, with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data (as well as information on the limitations of such comparable data given the structure of the fund and composition of its holdings and use of leverage), performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fund fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the February meeting and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including but not limited to conditions and trends prevailing generally in the economy and markets, the securities markets, and the industry) and did not treat any single factor as determinative. Each Trustee may have attributed different
33	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

weights to different factors. The Board’s conclusions were informed by its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations over time.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, information regarding the Advisor’s compliance and regulatory history, including its Form ADV, and other information. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered, among other things, the significant risks assumed by the Advisor in connection with the services to be provided to the fund including entrepreneurial risk in sponsoring funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other funds in the John Hancock Fund Complex and the quality of the performance of the Advisor’s duties with respect to those funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of other trusts in the John Hancock Fund Complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the affairs and subadvisory relationships for the fund and for other funds in the John Hancock Fund Complex, the Advisor’s oversight and monitoring of the subadvisor’s investment performance and compliance programs, such as the subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance and other issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the fund’s operations and investor experience with the fund; and
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	34

(g)	the Advisor’s reputation and experience in serving as an investment advisor to the fund and other funds in the John Hancock Fund Complex, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on, for example, the end date selected and the structure and specific investment strategies of the peer funds.  The Board noted that the fund underperformed its benchmark index for the period since inception. The Board also noted that the fund underperformed its peer group median for the period since inception. The Board took into account management’s discussion of the factors that contributed to the fund’s performance to its benchmark index and relative to its peer group median for the period since inception. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate. The Board noted the relatively recent inception period of the fund and Management’s discussion of the Fund’s structure, portfolio holdings and use of leverage compared to peers.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund, in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a peer group of funds chosen by the independent third-party provider. The Board considered the limitations on the data presented in light of, for example, the structure and specific investment strategies of peers, including the use of leverage. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that contractual management fees and net total expenses for the fund are higher than the peer group median.
The Board also took into account management’s discussion with respect to the management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the John Hancock Fund Complex, including the fund, which is discussed further below. The Board noted that the fund had benefitted from a fee waiver which was scheduled to expire on February 28, 2026.
The Board concluded that the advisory fees to be paid by the fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:
(a)	reviewed financial information of the Advisor;
35	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as
(f)	shareholders of the fund directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the fund and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(g)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(h)	noted that affiliates of the Advisor provide distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(i)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(j)	noted that the Advisor derives reputational and other indirect benefits from providing advisory services to the fund
(k)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor had waived expenses of the fund during the year and contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement;
(b)	reviewed the advisory fee structure for the fund and considered any economies of scale shared with the fund. The Board also took into account management’s discussion of the fund’s advisory fee structure, and total expenses; and
(c)	the Board also considered management’s discussion of the potential effect of the fund’s future growth in size on performance and fees.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business;
(2)	the performance of comparable funds, as applicable, managed by the fund’s Subadvisor;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	36

(4)	Information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as
37	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

included in the report prepared by the independent third- party provider of fund data, to the extent available. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board took into account of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the fund;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	38

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†,1
William K. Bacic*,2
William H. Cunningham*,3
Kristie M. Feinberg†,4
Grace K. Fey*
Frances G. Rathke4
Officers
Kristie M. Feinberg5
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
CQS (US), LLC
Portfolio Manager
Jason Walker
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
1 Mr. Arnott no longer serves as Trustee effective June 22, 2026.
2 Mr. Bacic serves as Trustee effective January 1, 2026.
3 Mr. Cunningham no longer serves as Trustee effective December 31, 2025.
4 Mses. Feinberg and Rathke serve as Trustees effective June 22, 2026.
5 Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alts 801 Pennsylvania Ave Suite 219285 Kansas City, MO 64105-1307
39	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock CQS Asset Backed Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469491	10006SA 4/26
06/26

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock CQS Asset Backed Securities Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 26, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 26, 2026